Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Schedule of foreign exchange rates
The principal exchange rates used for the translation of results, cash flows and balance sheets into US Dollar were as follows:

		Average		Year-end
US Dollar 1 =	2022	2021	2020	2022	2021
Brazilian Real	5.1648	5.3968	5.1568	5.2794	5.5716
Canadian Dollar	1.3017	1.2538	1.3412	1.3535	1.2716
Chinese Renminbi	6.7334	6.4493	6.9010	6.8987	6.3513
Danish Krone	7.0805	6.2919	6.5388	6.9662	6.5652
Euro	0.9518	0.8460	0.8771	0.9368	0.8829
Hungarian Forint	373.1682	303.3739	307.9331	375.1400	325.9300
Indian Rupee	78.6295	73.9391	74.1177	82.7211	74.3009
Philippine Peso	54.5318	49.2983	49.6071	55.7290	50.9800
Polish Zloty	4.4631	3.8633	3.8971	4.3881	4.0579
Pound Sterling	0.8120	0.7270	0.7798	0.8310	0.7417
Romanian Leu	4.6930	4.1641	4.2432	4.6357	4.3692
Serbian Dinar	111.7836	99.4732	103.1510	109.8553	103.7590
Swiss Franc	0.9551	0.9145	0.9387	0.9230	0.9119
Ukrainian Hryvnia	32.6730	27.2588	26.9857	36.9172	27.2850